Share-based Payment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Number and Weighted Average Exercise Prices of Market Performance Options

	December 31, 2022
	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	Number of	average
	life	options	options	exercise
Exercise price	outstanding	outstanding	exercisable	price

$1.55 - $1.59	4.63	115,715	19,048	1.55
$1.60 - $6.07	4.74	114,000	—	—
$6.08 - $27.90	3.71	106,431	57,621	25.51
$27.91 - $42.96	3.55	28,669	10,804	30.23
$42.97 - $157.38	7.21	58,827	43,646	76.08
		423,642	131,119

	2022
	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price
$43.40 - $66.85	4.87	67,858	—	—
$66.86 - $71.75	4.35	135,071	29,665	69.30
$71.76 - $82.60	5.18	86,294	60,131	74.55
$82.61 - $181.65	2.61	10,350	7,102	149.45
$181.66 - $232.75	6.50	6,748	5,985	210.00
		306,321	102,883

Summary of Assumptions Used to Determine Fair Value of Options Granted

Nine-month periods ended
	December 31,	December 31,
Black-Scholes assumptions used	2022	2021

Share price	$10.50-$155.05	$18.20-$155.05
Exercise price	$10.50-$155.05	$19.25-$155.05
Dividend yield	nil	nil
Risk-free interest	0.13% - 2.04%	0.13% - 2.04%
Expected life (years)	3.54	3.47
Expected volatility	53.52% - 91.94%	53.52% - 86.04%

Summary of Number and Weighted Average Share Prices of DSUs

		2022		2021
		Weighted		Weighted
		average		average
		share	Number of	share	Number of
	Notes	price	DSUs	price	DSUs

DSUs outstanding at April 1, 2022 and 2021		$66.45	4,308	$63.00	1,202
DSUs outstanding at December 31, 2022 and 2021		$66.45	4,308	$19.00	4,308

DSUs exercisable at December 31, 2022 and 2021		$66.45	4,308	$48.18	1,976

The number and weighted average share prices of DSUs are as follows:

			2022		2021
			Weighted		Weighted
			average		average
			share	Number of	share	Number of
	Notes		price	DSUs	price	DSUs
DSUs outstanding at April 1, 2022 and 2021			$63.00	3,362	$68.39	3,544
Granted			19.26	3,106	63.00	1,199
Released through the issuance of common shares	14	(c)	—	—	68.82	(1,381)
DSUs outstanding at March 31, 2022 and 2021			$66.45	6,468	$63.00	3,362
DSUs exercisable at March 31, 2022 and 2021			$39.93	2,753	$58.50	809

Summary of Number and Weighted Average Share Prices of RSUs

		2022		2021
		Weighted		Weighted
		average		average
		share	Number of	share	Number of
	Notes	price	RSUs	price	RSUs

RSUs outstanding at April 1st, 2022 and 2021		$59.75	25,038	$92.08	95,845
Granted		3.31	436,449	—	11,751
Forfeited		19.25	(15,606)	—	(2,858)
Released through the issuance of common shares	10(d)	5.60	(269,599)	155.05	(51,095)
Withheld as payment of withholding taxes	10(d)	5.60	(173,493)	155.05	(27,133)
RSUs outstanding at December 31, 2022 and 2021		$60.04	2,789	$148.49	26,510

			2022		2021
			Weighted		Weighted
			average		average
			share	Number of	share	Number of
	Notes		price	RSUs	price	RSUs
RSUs outstanding at April 1st, 2022 and 2021			$92.08	95,845	$155.05	59,999
Granted			16.19	111,915	58.50	62,514
Forfeited			51.65	(10,538)	—	—
Released through the issuance of common shares	14	(d)	50.53	(108,079)	155.05	(16,414)
Withheld as payment of withholding taxes	14	(d)	10.61	(64,105)	155.05	(10,254)
RSUs outstanding at March 31, 2022 and 2021			$59.75	25,038	$92.08	95,845

Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Plan

The number and weighted average exercise prices of stock options are as follows:

		2022		2021
		Weighted		Weighted
		average		average
		exercise	Number of	exercise	Number of
	Notes	price	options	price	options
Options outstanding at April 1st, 2022 and 2021		$37.41	306,321	$65.91	121,208
Granted		1.60	229,715	29.97	220,125
Forfeited/Cancelled		16.00	(65,361)	37.82	(86,815)
Expired		50.71	(47,033)	90.20	(7,143)
Options outstanding at December 31, 2022 and 2021		$18.55	423,642	$45.10	247,375

Options exercisable at December 31, 2022 and 2021		$39.25	131,119	$56.59	98,387

			2022		2021
			Weighted		Weighted
			average		average
			exercise	Number of	exercise	Number of
	Notes		price	options	price	options
Options outstanding at April 1st, 2022 and 2021			$65.91	121,208	$65.76	229,784
Granted			25.41	286,554	56.91	57,839
Exercised	14	(b)	—	—	51.88	(142,193)
Forfeited			37.41	(94,298)	127.32	(24,222)
Expired			89.90	(7,143)	—	—
Options outstanding at March 31, 2022 and 2021			$37.41	306,321	$65.91	121,208
Options exercisable at March 31, 2022 and 2021			$56.68	102,883	$67.23	61,526

Summary of Assumptions Used to Determine Fair Value of Options Granted

	Year ended	Year ended
	March 31, 2022	March 31, 2021
Exercise price and share price	$25.41	$56.91
Dividend yield	—	—
Risk-free interest	0.94%	0.46%
Estimated life (years)	4.29	3.74
Expected volatility	82.73%	98.65%

Summary of Number and Weighted Average Share Prices of Restricted Shares

The number and weighted average share prices of restricted shares are as follows:

			2022		2021
			Weighted		Weighted
			average		average
			share	Number of	share	Number of
	Notes		price	RSUs	price	RSUs
Restricted shares outstanding at April 1st, 2022 and 2021			$—	—	$—	—
Granted			—	—	146.65	1,004
Forfeited			—	—	146.65	(154)
Released through the issuance of common shares	14	(e)	—	—	146.65	(850)
Restricted shares outstanding at March 31, 2022 and 2021			$—	—	$—	—
Restricted shares exercisable at March 31, 2022 and 2021			$—	—	$—	—

Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Plan

The number and weighted average exercise prices of market performance options are as follows:

		2022		2021
		Weighted		Weighted
		average		average
		exercise	Number of	exercise	Number of
	Notes	price	options	price	options

Options outstanding at April 1, 2022 and 2021		$155.05	157,142	$155.05	157,142
Options outstanding at December 31, 2022 and 2021		$155.05	157,142	$155.05	157,142

Options exercisable at December 31, 2022 and 2021		$155.05	21,429	$155.05	21,429

The number and weighted average exercise prices of market performance options are as follows:

			2022		2021
			Weighted		Weighted
			average		average
			exercise	Number of	exercise	Number of
	Notes		price	options	price	options
Options outstanding at April 1, 2021 and 2020			$155.05	157,142	$154.12	157,857
Exercised	14	(b)	—	—	40.64	(715)
Options outstanding at March 31, 2022 and 2021			$155.05	157,142	$155.05	157,142
Options exercisable at March 31, 2022 and 2021			$155.05	21,429	$155.05	21,429